Commitment and contingencies - Schedule of Minimum Operating Lease Payments (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2021	$ 4,129
2021 / 2022	6,985	$ 7,473
2022 / 2023	5,722	5,874
2023 / 2024	4,336	4,660
2024 / 2025	2,721	3,435
2025 / 2026	709	2,118
2026		219
Total	$ 24,602	$ 23,779